UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Zuhair Nubani

Nubani & Associates

2 North LaSalle

Suite 1802

Chicago, IL 60602

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD FUNDS

SEMI-ANNUAL REPORT

DECEMBER 31, 2005

 (Unaudited)

AZZAD FUNDS

8869 Brecksville RD •  Suite C  •  Brecksville, Ohio 44141 • USA

888-350-3369 or 440-922-0066  •  Fax: 440-922-0110  •  www.azzadfund.com

Azzad Asset Management, Inc. • Advisor to the Azzad Funds

AZZAD FUNDS

INDUSTRY SECTOR ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

AZZAD ETHICAL INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

Shares	Security Description	Value
Common Stocks - 100.00%

Air Courier Services - 1.36%
283	Federal Express Corp.	$ 29,259

Crude Petroleum & Natural Gas - 2.33%
683	EOG Resources, Inc.	50,112

Biological Products - 4.77%
1,299	Amgen, Inc.	102,439

Computer & Office Equipment - 4.62%
3,467	Hewlett-Packard Co.	99,260

Crude Petroleum & Natural Gas - 6.06%
882	Apache Corp.	60,435
1,584	XTO Energy, Inc.	69,601
		130,036
Drawing & Insulating of Nonferrous Wire - 0.84%
919	Corning, Inc.	18,068

Electronic Computers - 5.64%
1,311	Apple Computer, Inc. *	94,248
898	Dell Computer, Inc. *	26,895
		121,143
* Non income producing securities during the period.

AZZAD ETHICAL INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
Common Stocks - 100.00%

Electromedical & Electrotherapeutic Apparatus - 2.03%
758	Medtronic, Inc.	$ 43,638

General Industrial Machinery & Equipment - 1.36%
724	Ingersoll Rand Co.	29,228

Metalworking Machinery & Equipment - 2.11%
520	Black & Decker Corp.	45,219

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.82%
317	V.F. Corp.	17,543

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.82%
262	Eaton Corp.	17,578

Hospital & Medical Service Plans - 3.28%
1,236	Coventry Healthcare, Inc.	70,403

Petroleum Refining - 12.63%
1,722	ChevronTexaco Corp.	97,758
784	Conocophillips	45,613
1,858	Exxon Mobil Corp.	104,364
298	Sunoco, Inc.	23,357
		271,092
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 4.57%
2,238	Dow Chemical Co.	98,069

* Non income producing securities during the period.

AZZAD ETHICAL INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
Common Stocks - 100.00%

Pharmaceutical Preparations - 8.05%
1,628	Johnson & Johnson	$ 97,843
1,548	King Pharmaceuticals, Inc.	26,192
1,057	Wyeth	48,696
		172,731
Public Building & Related Furniture - 1.73%
509	Johnson Controls, Inc.	37,111

Pumps & Pumping Equipment - 1.86%
389	ITT Industries, Inc.	39,997

Radio & Television Broadcasting & Communicatons Equipment - 1.18%
1,118	Motorola, Inc.	25,256

Radio-Telephone Communications - 0.89%
303	Alltel Corp.	19,119

Retail-Drug Stores and Proprietary Stores - 2.37%
607	Express Scripts, Inc.	50,867

Retail Family Clothing Stores - 1.78%
1,021	Nordstrom, Inc.	38,185

Retail Lumber & Other Building Materials Dealers - 6.16%
461	Lowe's Companies, Inc.	30,731
2,505	Home Depot, Inc.	101,402
		132,133
Semiconductors & Related Devices - 9.01%
4,020	Intel Corp.	100,339
957	Nvidia Corp.	34,988
1,811	Texas Instruments, Inc.	58,079
		193,406
* Non income producing securities during the period.

AZZAD ETHICAL INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
Common Stocks - 100.00%

Rubber & Plastics Footwear - 2.93%
442	Nike, Inc.	$ 38,361
423	Reebok International Ltd.	24,631
		62,992
Services-Prepackaged Software - 1.69%
2,977	Oracle Corp. *	36,349

Services Medical Laboratories - 2.14%
385	Laboratory Corp. American Holdings	20,732
488	Quest Diagnostics, Inc.	25,122
		45,854
Services Prepackaged Software - 0.98%
2,336	Compuware Corp.	20,954

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.28%
412	Nucor, Corp.	27,489

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.06%
765	Procter & Gamble Co.	44,278

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.65%
1,103	McKesson Corp.	56,904

TOTAL COMMON STOCKS (Cost $1,987,532)		2,146,712

OTHER ASSETS LESS LIABILITIES - 0.00%		6

NET ASSETS - 100.00%		$ 2,146,718

* Non income producing securities during the period.

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

Shares	Security Description	Value
Common Stocks - 103.94%
Ball & Roller Bearings - 2.65%
2,548	Timken Co.	$ 81,587

Bituminous Coal & Lignite Surface Mining - 3.02%
1,125	Peabody Energy Corp.	92,723

Carpets & Rugs - 3.72%
1,317	Mohawk Industries, Inc. *	114,553

Computer Storage Devices - 5.39%
1,661	Sandisk Corp.	104,344
3,323	Western Digital Corp.	61,841
		166,185
Crude Petroleum & Natural Gas - 10.89%
2,925	Noble Energy, Inc.	117,878
1,729	POGO Producing Co.	86,121
1,738	Questar Corp.	131,567
		335,566
Electrical Lighting & Wiring Equipment - 1.80%
1,324	Thomas & Betts Corp. *	55,555

Dental Equipment & Supplies - 1.70%
973	Dentsply International, Inc.	52,240

Drilling Oil & Gas Wells - 2.12%
1,979	Patterson UTI Energy, Inc.	65,208

Heavy Construction Other Than Bldg Const - Contractors - 3.87%
1,756	Jacobs Engineering Group, Inc.	119,180

Household Audio & Video Equipment - 1.50%
471	Harman International Industries, Inc.	46,087

* Non income producing securities during the period.

AZZAD ETHICAL MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
Common Stocks - 103.94%
Iron & Steel Foundries - 4.82%
2,867	Precision Castparts Corp.	$148,539

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 2.75%
1,509	Polo Ralph Lauren Corp.	84,715

Oil & Gas Field Machinery & Equipment - 2.11%
1,476	Grant Prideco, Inc.	65,121

Miscellaneous Electrical Machinery, Equipment & Supplies - 2.28%
1,410	Energizer Holdings, Inc. *	70,204

Motor Vehicle Parts & Accessories - 3.96%
2,011	Borg Warner	121,927

Motor Homes - 1.72%
1,319	Thor Industries, Inc.	52,852

Natural Gas Transmission & Distribution - 1.50%
984	Western Gas Processors Ltd.	46,337

Mining & Quarrying of Nonmetallic Minerals - 3.54%
3,333	MDU Resources Group, Inc.	109,122

Pharmaceutical Preparations - 3.54%
1,750	Barr Pharmaceuticals, Inc.	109,008

Retail-Apparel & Accessory Stores - 4.54%
1,219	Ambercrombie & Fitch Co.	79,454
2,071	Claire's Stores, Inc.	60,515
		139,969
* Non income producing securities during the period.

AZZAD ETHICAL MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
Common Stocks - 103.94%
Retail-Auto Dealers & Gasoline Stations - 2.42%
3,239	Copart, Inc. *	$ 74,691

Retail-Drug Stores and Proprietary Stores - 3.00%
1,614	Omnicare, Inc.	92,353

Retail-Family Clothing Stores - 2.58%
3,465	American Eagle Outfitters, Inc.	79,626

Retail-Shoe Stores - 2.80%
3,657	Foot Locker, Inc.	86,269

Retail-Hobby, Toy & Game Shops - 2.49%
2,170	Michaels Stores, Inc.	76,753

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.04%
2,175	Harris Corp.	93,547

Semiconductors & Related Devices - 2.98%
4,142	MEMC Electronic Materials, Inc.	91,828

Services-Advertising Agencies - 0.61%
737	Catalina Marketing Corp.	18,683

Services-Commercial Physical & Biological Research - 1.39%
884	Covance, Inc. *	42,918

* Non income producing securities during the period.

AZZAD ETHICAL MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
Common Stocks - 103.94%
Services-Computer Programming Services - 2.63%
1,612	Cognizant Technology Solutions Corp. *	$ 81,035

Services-Misc Health & Allied Services, NEC - 3.53%
1,186	Lincare Holdings, Inc. *	49,705
1,249	Renal Care Group, Inc. *	59,090
		108,795
Services-Prepackaged Software - 2.09%
2,947	Sybase, Inc.	64,421

Special Industry Machinery, NEC - 1.17%
1,011	LAM Research, Corp. *	36,072

Trucking - 5.79%
3,040	Hunt J.B. Transport Services, Inc.	68,826
2,453	YRC Worldwide, Inc.	109,428
		178,254

TOTAL COMMON STOCKS (Cost $2,936,110)		3,201,923

LIABILITIES IN EXCESS OF OTHER ASSETS - -3.94%		(121,388)

NET ASSETS - 100.00%		$ 3,080,535

* Non income producing securities during the period.

The accompanying notes are an integral part of the financial statements.

AZZAD FUNDS
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2005 (Unaudited)

	Azzad	Azzad
	Ethical Income	Ethical Mid Cap
	Fund	Fund

Assets:
Investment Securities at Value	$ 2,146,712	$ 3,201,923
(Cost $1,987,532 and $2,936,110, respectively)
Cash	2,613	-
Dividends Receivable	1,708	1,232
Total Assets	2,151,033	3,203,155
Liabilities:
Accrued Expenses	4,315	5,927
Payable to Custodian Bank	-	116,693
Total Liabilities	4,315	122,620

Net Assets	$ 2,146,718	$ 3,080,535

Net Assets Consist of:
Paid-In Capital	$ 2,004,469	$ 2,758,757
Accumulated Undistributed Net Investment Loss	(10,639)	(22,542)
Accumulated Realized Gain (Loss) on Investments	(6,292)	78,507
Unrealized Appreciation in Value of Investments	159,180	265,813
Net Assets	$ 2,146,718	$ 3,080,535

Shares of Benefical Interest, No Par Value	394,155	324,943
Net Asset Value Per Share	$ 5.45	$ 9.48

The accompanying notes are an integral part of the financial statements.

AZZAD FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2005 (Unaudited)

	Azzad	Azzad
	Ethical Income	Ethical Mid Cap
	Fund	Fund

Investment Income:
Dividends	$ 10,645	$8,465
Total Investment Income	10,645	8,465
Expenses:
Investment Advisory (Note 6)	8,766	13,938
Audit	3,633	3,649
Transfer Agent	7,637	8,625
Administration	5,369	5,369
Registration	2,771	2,771
Custodian	4,772	5,272
Legal	1,264	1,264
Miscellaneous	473	473
Insurance	412	412
Printing and Mailing	99	99
Total Expenses	35,196	41,872
Fees reimbursed (Note 6)	(13,912)	(10,865)
Net Expenses	21,284	31,007
Net Investment Loss	(10,639)	(22,542)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	61,272	158,018
Unrealized Appreciation on Investments	50,291	102,707
Net Realized and Unrealized Gain on Investments	111,563	260,725

Net Increase in Net Assets from Operations	$ 100,924	$ 238,183

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six months	Year
	ended	ended
	December 31, 2005	June 30, 2005

INCREASE IN NET ASSETS FROM OPERATIONS:
Net Investment Loss	$ (10,639)	$(11,894)
Net Realized Gain on Investments	61,272	65,457
Unrealized Appreciation (Depreciation)	50,291	(5,483)
Net Increase in Net Assets resulting from Operations	100,924	48,080

DISTRIBUTIONS TO SHAREHOLDERS	(67,014)	0

CAPITAL SHARE TRANSACTIONS (Note 4):	617,537	244,408
TOTAL INCREASE	651,447	292,488

NET ASSETS:
Beginning of Year	1,495,271	1,202,783
Net Assets at End of Year	$ 2,146,718	$ 1,495,271

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL MID CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six months	Year
	ended	ended
	December 31, 2005	June 30, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net Investment Loss	$ (22,542)	$(24,373)
Net Realized Gain on Investments	158,018	126,456
Unrealized Appreciation	102,707	87,365
Net Increase in Net Assets resulting from Operations	238,183	189,448

DISTRIBUTIONS TO SHAREHOLDERS	(211,617)	0

CAPITAL SHARE TRANSACTIONS (Note 4):	798,562	899,368
TOTAL INCREASE	825,128	1,088,816

NET ASSETS:
Net Assets at Beginning of Year	2,255,407	1,166,591
Net Assets at End of Year	$ 3,080,535	$ 2,255,407

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL INCOME FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	(Unaudited)
	Six months		Year	Year	Year	Year	Period
	ended		ended	ended	ended	ended	ended
	12/31/2005		6/30/2005	6/30/2004	6/30/2003	6/30/2002	6/30/2001*

Net Asset Value at Beginning of Period	$ 5.31		$ 5.07	$ 4.51	$ 4.53	$ 5.21	$ 10.00

Income From Investment Operations
Net Investment Loss (c)	(0.03)		(0.05)	(0.05)	(0.03)	(0.05)	(1.59)
Net Gains or Losses on Securities
(Realized and Unrealized)	0.34		0.29	0.61	0.01	(0.63)	(3.20)
Total from Investment Operations	0.31		0.24	0.56	(0.02)	(0.68)	(4.79)

Less Distributions	(0.17)		-	-	-	-	-

Net Asset Value at End of Period	$ 5.45		$ 5.31	$ 5.07	$ 4.51	$ 4.53	$ 5.21

Total Return	5.90%		4.73%	12.42%	(0.44)%	(13.05)%	(47.90)%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 2,147		$ 1,495	$ 1,203	$ 601	$ 183	$ 270
Ratio of Expenses to Average Net Assets
After reimbursement/waiver of fees	2.25%	(a)	2.25%	2.22%	2.25%	2.25%	27.82%
Before reimbursement/waiver of fees	3.73%	(a)	6.14%	4.29%	16.29%	29.69%	33.39%
Expenses waived or Reimbursed (b)	(1.48)%	(a)	(3.89)%	(2.07)%	(14.04)%	(27.44)%	(5.57)%
Ratio of Net Investment Loss to
Average Net Assets	(1.14)%	(a)	(1.02)%	(1.10)%	(1.11)%	(0.85)%	(26.76)%

Portfolio Turnover Rate	54.80%		122.47%	156.29%	82.52%	8.81%	59.40%

* For the period July 11, 2000 (commencement of operations) to June 30, 2001.
(a) Ratios are annualized for periods of less than one year.
(b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the period had such reductions not occurred
(c) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
.

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL MID CAP FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	(Unaudited)
	Six months		Year	Year	Year	Period	Period
	ended		ended	ended	ended	ended	ending
	12/31/2005		6/30/2005	6/30/2004	6/30/2003	6/30/2002**	8/31/2001*

Net Asset Value at Beginning of Period	$ 9.30		$ 8.30	$ 7.33	$ 7.51	$ 8.78	$ 10.00

Income From Investment Operations
Net Investment Loss (c)	(0.08)		(0.14)	(0.03)	(0.03)	(0.05)	(0.04)
Net Losses on Securities
(Realized and Unrealized)	0.93		1.14	1.00	(0.15)	(1.14)	(1.18)
Total from Investment Operations	0.85		0.97	0.97	(0.18)	(1.19)	(1.22)

Less Distributions	(0.67)		-	-	-	(0.08)	-

Net Asset Value at End of Period	$ 9.48		$ 9.30	$ 8.30	$ 7.33	$ 7.51	$ 8.78

Total Return	9.07%		12.02%	13.23%	(2.40)%	(13.64)%	(12.20)%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 3,081		$ 2,255	$1,167	$ 289	$ 99	$ 73
Ratio of Expenses to Average Net Assets
After reimbursement/waiver of fees	2.25%	(a)	2.25%	2.20%	2.25%	2.25%	2.25%
Before reimbursement/waiver of fees	3.03%	(a)	5.22%	6.69%	36.78%	104.00%	158.05%
Expenses waived or Reimbursed (b)	(0.79)%	(a)	(2.98)%	(4.49)%	(34.53)%	(101.75)%	(155.80)%
Ratio of Net Investment Loss to
Average Net Assets	(1.63)%	(a)	(1.65)%	(0.79)%	(0.70)%	(0.88)%	(0.70)%

Portfolio Turnover Rate	59.01%		144.86%	185.48%	33.94%	6.93%	27.54%

* For the period December 22, 2000 (commencement of operations) to August 31, 2001
** For the period September 01, 2001 to June 30, 2002.
(a) Ratios are annualized for periods of less than one year.
(b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the period had such reductions not occurred.
(c) - Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

AZZAD FUNDS

EXPENSE ILLUSTRATION

Expense Example

As a shareholder of the Azzad Funds’, you incur the following ongoing costs: management fees, administrative fees, custodian fees, transfer agent fees and other fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Azzad Ethical Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	7/1/2005	12/31/2005	7/1/2005 to 12/31/2005

Actual	$1,000.00	$1,058.98	$11.68
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.86	$11.42

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Azzad Ethical Mid Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	7/1/2005	12/31/2005	7/1/2005 to 12/31/2005

Actual	$1,000.00	$1,222.22	$12.60
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.86	$11.42

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AZZAD FUNDS

ADDITIONAL INFORMATION

December 31, 2005 (unaudited)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103 Year of Birth: 1936	Trustee Since 2000	2	Managing Director of IQRA International Education Foundation (publisher of Islamic religious books) (1995 to present)
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Year of Birth: 1948	Trustee Since 2000	2	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position and Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Bashar Qasem [1] 3141 Fairview Park Drive Suite 460 Falls Church, VA 22402 Year of Birth: 1964	Chairman, Treasurer and Trustee Since 2001	2

President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management LLC (investment adviser) (1997 to 1999); Chief Executive Officer of Ideal Network Systems (computers)(1992 to 1997)

1 Bashar Qasem is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

The Adviser paid no trustee fees for the fiscal year ended June 30, 2005.

INVESTMENT ADVISER REVIEW

At a special meeting on July 8, 2004, the Board of Trustees voted to approve the renewal of the management fee with Azzad Asset Management, Inc. and the sub-advisory agreement with Wright Investor Services. Prior to approving the agreements the Board determined whether it was in the best interest of the Azzad Funds and its shareholders to renew these agreements.

PROXY VOTING POLICY

A description of the policies and procedures that the Funds’ use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2005, are available without charge upon request by calling the Funds’ at 1-888-350-3369 or visiting our website at www.mutualss.com and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4933 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 22, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date March 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date March 8, 2006